TAXES ON INCOME (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Operating tax loss carryforward of parent and subsidiaries	$ 161,000
Deferred tax assets	94	$ 0
Current tax liabilities	$ 172
Israeli corporate income tax [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Israeli corporate income tax rate	23.00%	23.00%	23.00%
Federal tax [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Weighted tax rate applicable to U.S. subsidiaries	21.00%
State tax [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Weighted tax rate applicable to U.S. subsidiaries	6.50%
Israeli subsidiaries [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Operating tax loss carryforward of parent and subsidiaries	$ 58,000